ACQUISITIONS - Fair value and estimated useful lives of intangible assets (Details) - USD ($)	Oct. 09, 2024	Aug. 05, 2024
Delivery Circle LLC
ACQUISITIONS
Fair value of identifiable intangible assets		$ 586,000
Delivery Circle LLC | Customer relationships
ACQUISITIONS
Fair value of identifiable intangible assets		$ 106,000
Identified intangible asset, Useful life		8 years
Delivery Circle LLC | Developed technologies
ACQUISITIONS
Fair value of identifiable intangible assets		$ 400,000
Identified intangible asset, Useful life		5 years
Delivery Circle LLC | Trade name
ACQUISITIONS
Fair value of identifiable intangible assets		$ 80,000
Identified intangible asset, Useful life		5 years
Green Energy Gains
ACQUISITIONS
Fair value of identifiable intangible assets	$ 97,790
Green Energy Gains | Customer relationships
ACQUISITIONS
Fair value of identifiable intangible assets	$ 35,180
Identified intangible asset, Useful life	15 years
Green Energy Gains | Technology
ACQUISITIONS
Fair value of identifiable intangible assets	$ 40,530
Identified intangible asset, Useful life	5 years
Green Energy Gains | Trade name
ACQUISITIONS
Fair value of identifiable intangible assets	$ 22,080
Identified intangible asset, Useful life	4 years